Stock-Based Compensation (Transactions During Fiscal 2012-Restricted Share Awards) (Detail) (Restricted Share Awards [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jun. 27, 2012
Restricted Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share awards outstanding at June 29, 2011, Number of Restricted Share Awards	2,342
Granted, Number of Restricted Share Awards	665
Vested, Number of Restricted Share Awards	(648)
Forfeited, Number of Restricted Share Awards	(142)
Restricted share awards outstanding at June 27, 2012, Number of Restricted Share Awards	2,217
Restricted share awards outstanding at June 29, 2011, Weighted Average Fair Value Per Award	$ 14.03
Granted, Weighted Average Fair Value Per Award	$ 20.12
Vested, Weighted Average Fair Value Per Award	$ 17.12
Forfeited, Weighted Average Fair Value Per Award	$ 15.45
Restricted share awards outstanding at June 27, 2012, Weighted Average Fair Value Per Award	$ 14.86